Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current Assets:
Cash and cash equivalents	$ 732,355	$ 1,627	$ 24	$ 201,353
Restricted cash	365,480
Current portion of prepaid land lease	57,959	57,959
Prepaid expenses and other current assets	5,000	5,000	11,726
Total current assets	1,160,794	64,586	261,649
Land held for sale		1,611,312	2,250,809
Construction in progress	681,181	680,028
Furniture and equipment	3,872	4,153	5,276
Website development costs	9,222	12,680	26,514
Notes and other receivables (net of allowance of $469,699)	782,130	780,315	780,315
Note receivable - related party	131,589	125,327	57,693
Prepaid land lease and related deposits, net of current portion	2,767,557	2,782,047	925,000
Security deposit	3,110	3,110	3,110
Total assets	5,539,455	6,063,558	4,310,366
Current Liabilities:
Accounts payable and accrued expenses	429,320	624,623	385,380
Interest payable	115,337	86,253	118,749
Other payables	11,913	19,699	14,927
Notes payable	440,862	1,070,000	1,157,997
Total current liabilities	997,432	1,800,575	1,677,053
Notes payable - related party	1,973,342	1,978,683	2,024,297
Total liabilities	2,970,774	3,779,258	3,701,350
Commitments and contingencies - see Note 10
Stockholders' Equity:
Preferred stock, $0.0001 par value; 20,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock	1,937	1,937	1,703
Additional paid in capital	12,617,933	10,959,188	6,512,244
Accumulated deficit	(10,051,189)	(8,676,825)	(5,904,931)
Total stockholders' equity	2,568,681	2,284,300	609,016
Total liabilities and stockholders' equity	$ 5,539,455	$ 6,063,558	$ 4,310,366